PLAN TRANSFERS (Details) - EBP 001 $ in Thousands							1 Months Ended	12 Months Ended
	May 15, 2025 USD ($)	Apr. 03, 2025 USD ($)	Mar. 19, 2025 USD ($)	Jan. 06, 2025 USD ($)	Jan. 02, 2024 USD ($)	Jan. 01, 2024 USD ($)	Jul. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) participant
Roquette N&B Savings Plan
EBP, Schedule of Allocation, Income and Change in Plan Equity [Line Items]
Number of participant accounts transferred | participant								480
Transfers to (from) plan								$ (44,000)
Nutrition & Biosciences Retirement Savings Plan
EBP, Schedule of Allocation, Income and Change in Plan Equity [Line Items]
Transfers to (from) plan		$ 50			$ 13,000		$ 750
Jacksonville Union Employees Program
EBP, Schedule of Allocation, Income and Change in Plan Equity [Line Items]
Transfers to (from) plan	$ (25)		$ (31)	$ (197)
Health Wright Plan
EBP, Schedule of Allocation, Income and Change in Plan Equity [Line Items]
Transfers to (from) plan						$ 4,000